CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net income	$ 4,273	$ 6,190	$ 1,376
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,114	2,138	2,135
Provision for (reversal of) doubtful accounts, net	403	(674)	371
(Usage) additional charges for obsolescence allowance of inventories, net	256	296	(65)
Loss on disposal of property, plant and equipment	22	61	162
Unrealized holding gain on marketable securities	(891)	(1,401)	(1,999)
Gain on sales of marketable securities	(746)	(609)	(69)
Loss on disposal of available-for-sale securities			14
Deferred income tax	(116)	(114)	64
Scrip dividend received	(33)	(168)
Changes in operating assets and liabilities:
Accounts receivable	(225)	(2,079)	(4,322)
Inventories	(353)	(2,541)	(2,509)
Prepaid expenses and other current assets	261	152	(761)
Accounts payable	(2,343)	3,444	2,924
Accrued payroll and employee benefits	110	923	608
Customer deposits	(409)	(445)	729
Other accrued liabilities	(211)	399	185
Income taxes payable	54	127	75
Net cash (used in) provided by operating activities	2,166	5,699	(1,082)
Cash flows from investing activities
Purchase of property, plant and equipment	(878)	(1,707)	(2,152)
Proceeds from sale of property, plant and equipment, net of transaction costs	25	6	993
Purchase of marketable securities	(12,704)	(5,357)	(3,159)
Proceeds from sales of marketable securities	7,210	6,580	920
Proceeds from disposal of available-for-sale securities			1,600
Release of (increase in) fixed deposits maturing over three months	1,819	3,232	(146)
(Increase in) decrease in fixed deposits maturing over twelve months	3,129	(227)	1,664
Net cash (used in) provided by investing activities	(1,399)	2,527	(280)
Cash flows from financing activities
Dividends paid	(1,588)	(1,112)	(2,248)
Repurchase of common stock			(308)
Net cash used in financing activities	(1,588)	(1,112)	(2,556)
Net (decrease) increase in cash and cash equivalents	(821)	7,114	(3,918)
Cash and cash equivalents, beginning of year	15,192	8,078	11,996
Cash and cash equivalents, end of year	14,371	15,192	8,078
Cash paid during the year for:
Interest
Income taxes	$ 149	$ 85	$ 21